UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2016

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 77.5%
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 0.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	340,000		$341,275	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds	4.125%	9/15/21	330,000		334,125	(a)(b)
IHO Verwaltungs GmbH, Senior Secured Bonds	4.750%	9/15/26	220,000		221,650	(a)(b)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	400,000		425,652	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000		210,750	(a)

Total Auto Components					1,533,452

Diversified Consumer Services - 0.9%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	490,000		501,025	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	640,000		699,200	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	320,000		340,800

Total Diversified Consumer Services					1,541,025

Hotels, Restaurants & Leisure - 4.3%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	630,000		661,500	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	417,672		417,672	(a)(b)(c)(d)
Brinker International Inc., Senior Notes	5.000%	10/1/24	240,000		243,714	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	450,000		488,813
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	320,000		324,800	(a)
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	265,000		28	*(a)(e)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	430,000		463,325
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	660,000		675,642	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	460,000		483,046	(a)
Landry’s Inc., Senior Notes	6.750%	10/15/24	330,000		336,600	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	223,000	GBP	265,167	(f)(g)
MGM Resorts International, Senior Notes	4.625%	9/1/26	420,000		411,600
Mohegan Tribal Gaming Authority, Senior Notes	7.875%	10/15/24	390,000		390,000	(a)
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	170,000		170,850	(a)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	390,000		395,850	(a)
Pizzaexpress Financing 2 PLC, Senior Secured Bonds	6.625%	8/1/21	350,000	GBP	444,012	(g)
Thomas Cook Finance PLC, Senior Bonds	6.750%	6/15/21	390,000	EUR	450,154	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	20,000		20,600	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	590,000		554,600	(a)

Total Hotels, Restaurants & Leisure					7,197,973

Household Durables - 2.0%
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	300,000		300,930
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	470,000		479,987	(a)(b)
PulteGroup Inc., Senior Notes	5.500%	3/1/26	340,000		358,700
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	690,000		690,000	(a)
Toll Brothers Finance Corp., Senior Notes	6.750%	11/1/19	280,000		316,400
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	490,000		514,500
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	130,000		134,550
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	580,000		564,775	(a)

Total Household Durables					3,359,842

Leisure Products - 0.2%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	490,000		367,500	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - 5.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	2/15/23	90,000		$94,050
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	560,000		595,000	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,070,000		1,182,350	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	610,000		604,662
DISH DBS Corp., Senior Notes	7.750%	7/1/26	330,000		351,450	(a)
Entertainment One Ltd., Senior Secured Bonds	6.875%	12/15/22	220,000	GBP	310,817	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	449,551		177,573	(b)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	470,000		437,100	(a)
MediaNews Group Inc.	12.000%	12/31/18	123,000		123,000	(c)(d)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	507,340		281,574	(a)(b)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	600,000		598,321	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	1,040,000		1,064,378	(a)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	290,000		372,210
Viacom Inc., Senior Notes	4.375%	3/15/43	780,000		718,792
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	480,000	GBP	650,148	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	750,000		765,000	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	450,000		450,562	(a)

Total Media					8,776,987

Multiline Retail - 0.9%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	910,000		983,937
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	410,000		344,400	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	170,000		134,300	(a)(b)

Total Multiline Retail					1,462,637

Specialty Retail - 1.3%
GameStop Corp., Senior Notes	5.500%	10/1/19	430,000		440,750	(a)
GameStop Corp., Senior Notes	6.750%	3/15/21	340,000		351,900	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	830,000		734,550	(a)
L Brands Inc., Senior Notes	6.875%	11/1/35	270,000		295,650
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	300,000		324,375

Total Specialty Retail					2,147,225

Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	90,000		92,813	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	310,000		318,525	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	480,000		502,800

Total Textiles, Apparel & Luxury Goods					914,138

TOTAL CONSUMER DISCRETIONARY					27,300,779

CONSUMER STAPLES - 4.5%
Beverages - 1.3%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	550,000		515,625	(a)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	240,000		255,300
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	580,000		630,750
Constellation Brands Inc., Senior Notes	4.750%	12/1/25	180,000		195,300
DS Services of America Inc., Secured Notes	10.000%	9/1/21	450,000		504,000	(a)

Total Beverages					2,100,975

Food & Staples - 0.1%
FAGE Dairy Industry SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	200,000		206,500	(a)

Food & Staples Retailing - 0.2%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	440,000		419,650	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food Products - 1.9%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	170,000	GBP	$204,481	(g)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	560,000		571,200	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	470,000		482,690	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	500,000		517,500	(a)
Post Holdings Inc., Senior Notes	5.000%	8/15/26	470,000		468,825	(a)
R&R Ice Cream PLC, Senior Secured Notes	8.250%	5/15/20	390,000	AUD	313,558	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	660,000		660,000	(a)

Total Food Products					3,218,254

Household Products - 0.5%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	250,000		268,750
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	480,000		520,800

Total Household Products					789,550

Tobacco - 0.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	890,000		758,725

TOTAL CONSUMER STAPLES					7,493,654

ENERGY - 16.4%
Energy Equipment & Services - 0.8%
CGG, Senior Notes	6.875%	1/15/22	1,020,000		525,300
Ensco PLC, Senior Notes	4.700%	3/15/21	50,000		44,975
Ensco PLC, Senior Notes	5.750%	10/1/44	340,000		209,333
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	290,000		239,250	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	440,000		331,100

Total Energy Equipment & Services					1,349,958

Oil, Gas & Consumable Fuels - 15.6%
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	120,000		69,000	*(d)(h)
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	630,000		359,100	*(d)(h)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	310,000		304,575	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	410,000		471,500	(a)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	80,000		83,000
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	200,000		188,000
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	70,000		64,575
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	610,000		516,975
Continental Resources Inc., Senior Notes	4.900%	6/1/44	620,000		523,900
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	30,000		30,450
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.250%	4/1/23	10,000		10,175
DCP Midstream LLC, Senior Notes	6.750%	9/15/37	210,000		208,425	(a)
Ecopetrol SA, Senior Notes	5.375%	6/26/26	220,000		229,559
Ecopetrol SA, Senior Notes	5.875%	5/28/45	970,000		894,631
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.125%	6/15/19	150,000		153,750
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	430,000		447,737
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	760,000		847,400	(a)

Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	270,000		269,325
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	680,000		627,300	(a)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.000%	8/1/24	130,000		135,200	(a)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	930,000		965,461	(a)
Magnum Hunter Resources Corp. Escrow	—	—	810,000		0	*(c)(d)(i)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	210,000		172,462	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	250,000		199,062	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	220,000		174,900	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	440,000		249,700	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	120,000		130,800	(a)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	630,000		604,800

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pacific Exploration and Production Corp., Senior Notes	12.000%	12/22/16	490,000	$496,125
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	390,000	74,588	*(g)(h)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,340,000	1,201,980	(d)
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	2,600,000	2,308,020	(d)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,120,000	953,120	(d)
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	1,690,000	726,531	(g)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	2,000,000	2,045,700
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	330,000	322,575
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	370,000	404,285	(g)
QEP Resources Inc., Senior Notes	6.875%	3/1/21	170,000	178,075
QEP Resources Inc., Senior Notes	5.250%	5/1/23	160,000	158,400
Range Resources Corp., Senior Notes	5.000%	3/15/23	310,000	304,575	(a)
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	230,000	243,800	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	90,000	96,075	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	280,000	289,800	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	460,000	497,375
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	110,000	113,025	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	600,000	531,000	(d)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	20,000	16,150	(d)
SM Energy Co., Senior Notes	5.000%	1/15/24	70,000	66,150
SM Energy Co., Senior Notes	5.625%	6/1/25	220,000	207,900
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	240,000	249,600
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	200,000	191,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	6.625%	10/1/20	160,000	165,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	188,000	195,520
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	150,000	150,562	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	160,000	161,400	(a)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	240,000	241,200	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	60,000	62,775
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	160,000	172,400
Ultrapar Internationl SA, Senior Notes	5.250%	10/6/26	480,000	478,800	(a)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	450,000	423,000
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	210,000	192,675
Williams Cos. Inc., Debentures	7.500%	1/15/31	370,000	423,650
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	210,000	204,750
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	10,000	10,246
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	260,000	269,100
WPX Energy Inc., Senior Notes	6.000%	1/15/22	60,000	60,188
WPX Energy Inc., Senior Notes	8.250%	8/1/23	240,000	259,200
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	740,000	827,690	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	920,000	1,011,724	(a)

Total Oil, Gas & Consumable Fuels				25,918,591

TOTAL ENERGY				27,268,549

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 7.3%
Banks - 3.8%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	750,000		$813,281	(f)(j)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	290,000		322,444
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	200,000		200,500	(f)(j)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	350,000		349,562	(a)(f)(j)
CIT Group Inc., Senior Notes	5.000%	8/15/22	730,000		777,450
CIT Group Inc., Senior Notes	5.000%	8/1/23	110,000		116,738
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	430,000		457,294	(a)(f)(j)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	240,000		236,700	(f)(j)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	210,000		210,107	(f)(j)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	210,000		206,062	(f)(j)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	820,000		855,866
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	160,000		182,187
Santander UK Group Holdings PLC, Junior Subordinated Bonds	7.375%	6/24/22	310,000	GBP	397,688	(f)(g)(j)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	1,100,000		1,112,375	(f)(g)

Total Banks					6,238,254

Capital Markets - 1.2%
Credit Suisse Group AG, Junior Subordinated Notes	7.500%	12/11/23	850,000		866,894	(a)(f)(j)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	390,000		395,850	(a)
Double Eagle Acquisition Subordinated Inc., Senior Notes	7.500%	10/1/24	210,000		214,462	(a)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	480,000		525,479

Total Capital Markets					2,002,685

Consumer Finance - 0.8%
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	720,000		774,000
Navient Corp., Senior Notes	6.625%	7/26/21	220,000		222,200
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	430,000		322,500	(a)

Total Consumer Finance					1,318,700

Diversified Financial Services - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	530,000		558,488
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	180,000		195,525
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	380,000		468,350
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	140,000		155,575
Nationwide Building Society, Junior Subordinated Notes	6.875%	6/20/19	300,000	GBP	372,181	(f)(g)(j)

Total Diversified Financial Services					1,750,119

Insurance - 0.5%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000		190,950	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	280,000	GBP	370,906	(g)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	380,000		318,250

Total Insurance					880,106

TOTAL FINANCIALS					12,189,864

HEALTH CARE - 3.8%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	300,000		288,000	(a)

Health Care Equipment & Supplies - 0.7%
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	340,000		334,050	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	380,000		360,050
Kinetic Concepts Inc./KCI USA Inc., Senior Secured Notes	7.875%	2/15/21	340,000		368,900	(a)

Total Health Care Equipment & Supplies					1,063,000

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - 2.6%
BioScrip Inc., Senior Notes	8.875%	2/15/21	200,000		$188,000
Centene Corp., Senior Notes	5.625%	2/15/21	220,000		233,750
Centene Corp., Senior Notes	4.750%	5/15/22	370,000		383,875
Centene Corp., Senior Notes	6.125%	2/15/24	90,000		97,875
DaVita Inc., Senior Notes	5.000%	5/1/25	440,000		442,750
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	210,000		238,875	(a)
HCA Inc., Senior Notes	7.500%	2/15/22	270,000		310,500
HCA Inc., Senior Notes	5.875%	5/1/23	30,000		32,025
HCA Inc., Senior Notes	5.875%	2/15/26	300,000		320,250
HCA Inc., Senior Secured Notes	5.250%	4/15/25	290,000		309,937
HCA Inc., Senior Secured Notes	5.250%	6/15/26	110,000		117,150
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	360,000		327,600
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	160,000		172,400	(a)
Synlab Unsecured Bondco PLC, Senior Bonds	8.250%	7/1/23	210,000	EUR	252,417	(g)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	150,000		150,750
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	360,000		335,700
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	440,000		421,300

Total Health Care Providers & Services					4,335,154

Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	510,000		438,600	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	130,000		112,775	(a)

Total Pharmaceuticals					551,375

TOTAL HEALTH CARE					6,237,529

INDUSTRIALS - 7.7%
Aerospace & Defense - 0.8%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	823,000		806,540	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	550,000		555,500

Total Aerospace & Defense					1,362,040

Air Freight & Logistics - 0.3%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	430,000		449,350	(a)

Airlines - 0.3%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	143,617		150,259	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	165,603		173,470	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	8.388%	11/1/20	2,308		2,326	(d)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	167,026		179,344
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	59,320		61,234

Total Airlines					566,633

Building Products - 0.2%
Standard Industries Inc., Senior Notes	5.125%	2/15/21	100,000		105,500	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	170,000		178,500	(a)

Total Building Products					284,000

Commercial Services & Supplies - 1.8%
ADT Corp., Senior Secured Notes	6.250%	10/15/21	210,000		229,425
Garda World Security Corp., Senior Notes	7.250%	11/15/21	200,000		185,500	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	310,000		341,000	(a)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	100,000	EUR	114,989	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	180,000		186,750	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	330,000		344,025
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	630,000		644,962
West Corp., Senior Notes	5.375%	7/15/22	880,000		865,700	(a)

Total Commercial Services & Supplies					2,912,351

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction & Engineering - 0.5%
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	438,153		$407,482	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	230,000		231,725	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	280,000		119,000	*(a)(d)(h)

Total Construction & Engineering					758,207

Electrical Equipment - 0.4%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	180,000		180,297	(a)
International Wire Group Inc., Senior Notes	10.750%	8/1/21	240,000		229,200	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	300,000		295,500	(a)
WESCO Distribution Inc., Senior Notes	5.375%	6/15/24	30,000		30,150	(a)

Total Electrical Equipment					735,147

Engineering & Construction - 0.1%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	200,000	EUR	198,103	(a)

Machinery - 1.2%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	830,000		852,825	(a)
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	390,000		307,125	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	745,000		780,388	(a)

Total Machinery					1,940,338

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	740,000		547,600	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	480,000		98,400	*(d)(h)

Total Marine					646,000

Road & Rail - 0.6%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	610,000		553,575	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	250,000		257,500	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	270,000		184,950

Total Road & Rail					996,025

Trading Companies & Distributors - 0.9%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	270,000		285,525	(a)
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	460,000		485,875	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	760,000		805,600

Total Trading Companies & Distributors					1,577,000

Transportation - 0.2%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	677,625		377,776	(a)(b)

TOTAL INDUSTRIALS					12,802,970

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.1%
CommScope Inc., Senior Secured Notes	4.375%	6/15/20	110,000		113,575	(a)

Electronic Equipment, Instruments & Components - 0.1%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	110,000		111,788

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet Software & Services - 0.3%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	240,000	$257,400
Match Group Inc., Senior Notes	6.375%	6/1/24	230,000	250,987

Total Internet Software & Services				508,387

IT Services - 0.5%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	100,000	47,000	(a)(d)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	780,000	794,625	(a)

Total IT Services				841,625

Technology Hardware, Storage & Peripherals - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	5.875%	6/15/21	410,000	435,789	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	7.125%	6/15/24	240,000	264,126	(a)

Total Technology Hardware, Storage & Peripherals				699,915

TOTAL INFORMATION TECHNOLOGY				2,275,290

MATERIALS - 8.1%
Chemicals - 1.2%
Axalta Coating Systems LLC, Senior Notes	4.875%	8/15/24	240,000	246,450	(a)
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	690,000	732,263	(g)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	180,000	188,100	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	223,132	206,397	(a)(b)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	160,000	170,000	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	350,000	367,500	(a)

Total Chemicals				1,910,710

Construction Materials - 1.1%
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	400,000	440,500	(g)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	420,000	362,250	(a)
Eagle Materials Inc., Senior Notes	4.500%	8/1/26	310,000	314,673
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	400,000	303,000	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	60,000	45,450	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	410,000	426,400

Total Construction Materials				1,892,273

Containers & Packaging - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	370,000	395,900	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	220,000	222,200	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	350,000	364,875	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	230,000	236,325	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	1,220,000	1,335,900
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	7.000%	7/15/24	150,000	161,156	(a)

Total Containers & Packaging				2,716,356

Metals & Mining - 4.2%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	370,000	385,263	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	250,000	259,063	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	260,000	261,300	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	200,000	201,500	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	240,000	238,800	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	470,000	481,750	(a)
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	340,000	372,300
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	30,000	29,175	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	450,000	463,500
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	270,000	247,050
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	170,000	153,411
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	230,000	185,725

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	400,219		$8,004	*(a)(d)(h)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	4,219		0	(a)(c)(d)(i)
MMC Norilsk Nickel OJSC via MMC Finance Ltd., Senior Notes	5.550%	10/28/20	570,000		612,037	(g)
MMC Norilsk Nickel OJSC via MMC Finance Ltd., Senior Notes	6.625%	10/14/22	740,000		838,787	(g)
Novelis Corp., Senior Notes	5.875%	9/30/26	290,000		297,613	(a)
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	220,000		239,800	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	300,000		344,250	(a)
Vale SA, Senior Notes	5.625%	9/11/42	1,570,000		1,326,650

Total Metals & Mining					6,945,978

TOTAL MATERIALS					13,465,317

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Care Capital Properties LP, Senior Notes	5.125%	8/15/26	170,000		170,298	(a)
Corrections Corp. of America, Senior Notes	4.125%	4/1/20	60,000		56,700
Corrections Corp. of America, Senior Notes	5.000%	10/15/22	260,000		236,600
Corrections Corp. of America, Senior Notes	4.625%	5/1/23	80,000		70,600
GEO Group Inc., Senior Notes	6.000%	4/15/26	380,000		324,900
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	420,000		444,150	(a)
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	320,000		321,600	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	130,000		141,700
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	300,000		313,227	(g)

Total Equity Real Estate Investment Trusts (REITs)					2,079,775

Real Estate Management & Development - 1.0%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	850,000		882,938
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	300,000		318,207	(g)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	140,000		149,100	(a)
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	246,842	GBP	322,628	(g)

Total Real Estate Management & Development					1,672,873

TOTAL REAL ESTATE					3,752,648

TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 4.0%
CenturyLink Inc., Senior Notes	6.450%	6/15/21	320,000		344,400
CenturyLink Inc., Senior Notes	6.750%	12/1/23	160,000		167,000
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	690,000		714,150	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	350,000		366,625
GTH Finance BV, Senior Notes	7.250%	4/26/23	270,000		293,706	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	280,000		212,800
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	490,000		493,675	(a)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	250,000		258,750	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	900,000		229,500	*(a)(h)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	380,000		96,900	*(g)(h)

Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	70,000		74,900
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,220,000		1,251,866	(a)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	220,000		57,750	*(g)(h)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	970,000		979,361	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	390,000		398,775
Windstream Services LLC, Senior Notes	7.750%	10/1/21	150,000		150,375
Windstream Services LLC, Senior Notes	7.500%	6/1/22	270,000		260,550
Windstream Services LLC, Senior Notes	7.500%	4/1/23	260,000		249,600

Total Diversified Telecommunication Services					6,600,683

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 4.4%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	400,000	$412,000	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,090,000	1,185,375	(a)
Digicel Ltd., Senior Notes	6.750%	3/1/23	390,000	346,125	(g)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	470,000	443,562
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	410,000	420,250
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	930,000	939,300
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	950,000	1,090,125
Sprint Corp., Senior Notes	7.875%	9/15/23	390,000	394,388
Sprint Corp., Senior Notes	7.625%	2/15/25	600,000	597,000
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	630,000	707,175	(g)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	290,000	325,525	(a)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	500,000	519,475	(a)

Total Wireless Telecommunication Services				7,380,300

TOTAL TELECOMMUNICATION SERVICES				13,980,983

UTILITIES - 1.2%
Electric Utilities - 0.6%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.237%	7/2/17	95,114	85,721
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	480,000	384,600
PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	390,000	404,625	(g)
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	120,000	126,000

Total Electric Utilities				1,000,946

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp., Senior Notes	4.875%	5/15/23	600,000	612,000
AES Corp., Senior Notes	5.500%	3/15/24	10,000	10,456
AES Corp., Senior Notes	5.500%	4/15/25	40,000	41,400
Calpine Corp., Senior Notes	5.250%	6/1/26	280,000	284,200	(a)

Total Independent Power and Renewable Electricity Producers				948,056

TOTAL UTILITIES				1,949,002

TOTAL CORPORATE BONDS & NOTES (Cost - $126,675,510)				128,716,585

CONVERTIBLE BONDS & NOTES - 0.8%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	310,000	341,000	(a)

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	300,000	300,000	(a)
Oasis Petroleum Inc., Senior Notes	2.625%	9/15/23	220,000	249,288

TOTAL ENERGY				549,288

INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices Inc., Senior Notes	2.125%	9/1/26	300,000	327,000

MATERIALS - 0.1%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	130,000	114,540

Metals & Mining - 0.0%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	390,087	27,306	(a)(d)

TOTAL MATERIALS				141,846

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,639,412)				1,359,134

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 1.7%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	450,000	$451,875	(k)(l)

Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	410,000	338,250	(k)(l)

TOTAL CONSUMER DISCRETIONARY				790,125

ENERGY - 0.5%
Energy Equipment & Services - 0.3%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	567,934	397,554	(d)(k)(l)

Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Term Loan	8.500%	8/23/21	260,000	273,130	(k)(l)
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	71,462	69,675	(c)(d)(k)(l)

Total Oil, Gas & Consumable Fuels				342,805

TOTAL ENERGY				740,359

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	317,990	312,160	(k)(l)

Health Care Providers & Services - 0.2%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	420,000	417,900	(k)(l)

TOTAL HEALTH CARE				730,060

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	139,298	129,896	(d)(k)(l)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	443,250	398,925	(d)(k)(l)

TOTAL UTILITIES				528,821

TOTAL SENIOR LOANS (Cost - $3,041,535)				2,789,365

SOVEREIGN BONDS - 8.8%
Argentina - 3.9%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	600,000	654,900	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,490,000	1,670,662	(a)
Republic of Argentina, Senior Notes	6.875%	4/22/21	1,000,000	1,091,000	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	910,000	1,028,755	(a)
Republic of Argentina, Senior Notes	8.280%	12/31/33	1,233,793	1,421,947
Republic of Argentina, Senior Notes	7.625%	4/22/46	490,000	553,945	(a)

Total Argentina				6,421,209

Brazil - 0.6%
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	1,000,000	998,750

Costa Rica - 0.2%
Republic of Costa Rica, Notes	7.000%	4/4/44	350,000	374,938	(a)

Dominican Republic - 0.5%
Dominican Republic, Senior Notes	6.850%	1/27/45	800,000	900,000	(a)

Ecuador - 0.7%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	610,000	623,725	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	250,000	255,625	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	230,000	207,000	(g)

Total Ecuador				1,086,350

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.3%
Republic of Ghana, Bonds	10.750%	10/14/30	400,000		$468,342	(a)

Indonesia - 0.2%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	4,811,000,000	IDR	401,807

Ivory Coast - 0.3%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	435,600		429,436	(g)

Mexico - 0.5%
United Mexican States, Senior Bonds	6.500%	6/9/22	15,720,000	MXN	838,284

Russia - 1.0%
Russian Federal Bond, Bonds	8.150%	2/3/27	104,800,000	RUB	1,691,887

Sri Lanka - 0.2%
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	240,000		251,423	(g)

Venezuela - 0.4%
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,134,000		702,513	(g)

TOTAL SOVEREIGN BONDS (Cost - $13,690,183)					14,564,939

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.1%
U.S. Government Obligations - 5.1%
U.S. Treasury Notes	1.375%	9/30/20	680,000		688,207
U.S. Treasury Notes	1.125%	6/30/21	7,090,000		7,082,662
U.S. Treasury Notes	1.625%	5/15/26	780,000		781,188

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,547,491)					8,552,057

			SHARES
COMMON STOCKS - 1.7%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.			26,303		242,777	*(c)(d)

Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			2		48,795	*(d)

TOTAL CONSUMER DISCRETIONARY					291,572

ENERGY - 0.9%
Energy Equipment & Services - 0.5%
Hercules Offshore Inc.			17,554		30,368	*(d)
KCAD Holdings I Ltd.			75,024,286		712,731	*(c)(d)

Total Energy Equipment & Services					743,099

Oil, Gas & Consumable Fuels - 0.4%
Magnum Hunter Resources Corp.			40,809		510,113	*(d)
MWO Holdings LLC			211		204,670	(c)(d)

Total Oil, Gas & Consumable Fuels					714,783

TOTAL ENERGY					1,457,882

FINANCIALS - 0.5%
Banks - 0.5%
Citigroup Inc.			9,635		455,061
Wells Fargo & Co.			9,960		441,029

TOTAL FINANCIALS					896,090

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY			SHARES	VALUE
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Physiotherapy Associates Holdings Inc. (Escrow)			5,500	$69,025	*(c)(d)

INDUSTRIALS - 0.1%
Marine - 0.1%
DeepOcean Group Holding AS			19,935	154,895	*(c)(d)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			936	0	*(a)(c)(d)(i)

TOTAL INDUSTRIALS				154,895

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			871,025	0	*(c)(d)(i)

TOTAL COMMON STOCKS (Cost - $4,277,681)				2,869,464

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Allergan PLC (Cost - $402,471)	5.500%		479	393,561

PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
Citigroup Capital XIII (Cost - $965,536)	7.122%		36,975	973,922	(f)

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84 SAR (Cost - $99,681)		1/17/17	4,658,000	9,917

			WARRANTS
WARRANTS - 0.0%
Pacific Exploration and Production Corp. (Cost - $39,200)		10/24/16	12,250	39,200	*(c)(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $159,378,700)				160,268,144

			SHARES
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,756,075)	0.253%		3,756,075	3,756,075

TOTAL INVESTMENTS - 98.7% (Cost - $163,134,775#)				164,024,219
Other Assets in Excess of Liabilities - 1.3%				2,138,937

TOTAL NET ASSETS - 100.0%				$166,163,156

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2016

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	The maturity principal is currently in default as of September 30, 2016.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	The coupon payment on these securities is currently in default as of September 30, 2016.

(i)	Value is less than $1.

(j)	Security has no maturity date. The date shown represents the next call date.

(k)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$26,760,107	$540,672		$27,300,779
Energy	—	27,268,549	0	*	27,268,549
Materials	—	13,465,317	0	*	13,465,317
Other Corporate Bonds & Notes	—	60,681,940	—		60,681,940
Convertible Bonds & Notes	—	1,359,134	—		1,359,134
Senior Loans:
Consumer Discretionary	—	451,875	338,250		790,125
Energy	—	273,130	467,229		740,359
Health Care	—	312,160	417,900		730,060
Utilities	—	129,896	398,925		528,821
Sovereign Bonds	—	14,564,939	—		14,564,939
U.S. Government & Agency Obligations	—	8,552,057	—		8,552,057
Common Stocks:
Consumer Discretionary	—	—	291,572		291,572
Energy	$30,368	510,113	917,401		1,457,882
Financials	896,090	—	—		896,090
Health Care	—	—	69,025		69,025
Industrials	—	—	154,895		154,895
Materials	—	—	0	*	0	*
Convertible Preferred Stocks	393,561	—	—		393,561
Preferred Stocks	973,922	—	—		973,922
Purchased Options	—	9,917	—		9,917
Warrants	—	—	39,200		39,200

Total Long-Term Investments	$2,293,941	$154,339,134	$3,635,069		$160,268,144

Short-Term Investments†	$3,756,075	—	—		$3,756,075

Total Investments	$6,050,016	$154,339,134	$3,635,069		$164,024,219

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$131,413	—		$131,413

Total	$6,050,016	$154,470,547	$3,635,069		$164,155,632

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$22,517	—		$22,517

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BOND & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY		MATERIALS
Balance as of December 31, 2015	$498,840	—		$0	*
Accrued premiums/discounts	7,911	—		—
Realized gain (loss)	960	—		—
Change in unrealized appreciation (depreciation)[1]	31,486	—		—
Purchases	41,773	$0	*	—
Sales	(40,298)	—		—
Transfers into Level 3[2]	—	—		—
Transfers out of Level 3[3]	—	—		—

Balance as of September 30, 2016	$540,672	$0	*	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016[1]	$31,486	—		—

	SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	UTILITIES
Balance as of December 31, 2015	$413,075	$167,450	$578,875	$347,852	$368,466
Accrued premiums/discounts	74	300	4,905	416	804
Realized gain (loss)	—	1,064	(37,109)	649	58
Change in unrealized appreciation (depreciation)[1]	(74,899)	1,186	37,781	23,353	32,972
Purchases	—	—	475,949	—	—
Sales	—	(170,000)	(593,172)	(60,110)	(3,375)
Transfers into Level 3[2]	—	—	—	417,900	—
Transfers out of Level 3[3]	—	—	—	(312,160)	—

Balance as of September 30, 2016	$338,250	—	$467,229	$417,900	$398,925

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016[1]	$(74,899)	—	$37,781	—	$32,972

	COMMON STOCKS					WARRANTS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS		TOTAL
Balance as of December 31, 2015	$61,841	$263,410	$456,500	$93,086	$52,681		$3,302,076
Accrued premiums/discounts	—	—	—	—	—		14,410
Realized gain (loss)	—	—	153,158	—	—		118,780
Change in unrealized appreciation (depreciation)[1]	229,731	442,741	15,345	61,809	(52,681)		748,824
Purchases	—	211,250	45,206	—	—	$39,200	813,378
Sales	—	—	(601,184)	—	—	—	(1,468,139)
Transfers into Level 3[2]	—	—	—	—	—	—	417,900
Transfers out of Level 3[3]	—	—	—	—	—	—	(312,160)

Balance as of September 30, 2016	$291,572	$917,401	$69,025	$154,895	$0 *	$39,200	$3,635,069

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016[1]	$229,731	$442,741	$15,345	$61,809	$(52,681)	—	$724,285

Notes to Schedule of Investments (unaudited) (continued)

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,488,426
Gross unrealized depreciation	(8,598,982)

Net unrealized appreciation	$889,444

At September 30, 2016, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,647	EUR	32,190	Bank of America N.A.	10/14/16	$(530)
EUR	200,000	USD	224,676	Bank of America N.A.	11/10/16	375
EUR	360,000	USD	407,046	Citibank N.A.	11/10/16	(1,954)
USD	345,942	AUD	457,290	Citibank N.A.	11/10/16	(3,768)
USD	286,962	EUR	255,307	Citibank N.A.	11/10/16	(323)
EUR	1,100,000	USD	1,231,135	UBS AG	11/10/16	6,646
GBP	630,000	USD	829,519	UBS AG	11/10/16	(12,350)
GBP	1,200,000	USD	1,556,888	UBS AG	11/10/16	(377)
USD	818,002	EUR	729,805	UBS AG	11/10/16	(3,215)
USD	4,704,673	GBP	3,531,188	UBS AG	11/10/16	124,392

Total						$108,896

Abbreviations used in this table:

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016